                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Treasury Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                     10020
   (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders

Morgan Stanley Limited Duration U.S. Treasury Trust

Letter to the Shareholders May 31, 2003

Dear Shareholder:

This annual report to shareholders covers the 12-month period ended May 31, 2003. The period started with a rapid deterioration in the tone of economic data and confidence and a significant decline in benchmark Treasury yields followed by a more gradual decline throughout most of the balance of the period. Toward the end of the period, a Federal Reserve statement that raised concerns about potential deflation triggered further declines in Treasury yields.

During the first nine weeks of the review period, interest rates dropped sharply in the face of mounting evidence of economic softness and as corporate concerns became acute. There were some relatively spectacular moments during this period, such as WorldCom's first announcement of fraudulent accounting. During the nine weeks through August 2, 2002, the benchmark two-year Treasury note yield fell from 3.20 percent to 2.00 percent, reaching its lowest level in more than 40 years.

Through most of the balance of the review period, there was a more gradual loss of confidence, as disappointing news seemed to dominate. A number of economic series deteriorated and indicated a negligible growth picture. Mounting geopolitical tensions contributed to declining confidence in the recovery. Consequently, there was a pattern of gradually declining interest rates with lower highs and lower lows. In early March, the two-year Treasury note was trading near 1.30 percent. By May, the Treasury yield curve was pricing in an annual inflation rate of about 1.5 percent and an exceedingly slow recovery in real economic activity.

The Federal Reserve's May 6, 2003 release amplified concerns about potential deflation that up until then had not received high profile attention. While there had been news reports that the Federal Reserve was studying potential policy responses to deflation, the May 6 statement made clear that, while the Fed regarded deflation as highly unlikely, it was deeply concerned about such an outcome. Market participants interpreted the Fed's statement as suggesting that the federal funds rate would be cut in late June to 1.00 percent or less from 1.25 percent and that the funds rate would remain low for an extended period (subsequent to the end of the fiscal year the Fed cut the federal funds rate to 1.00 percent). By the end of May 2003, the two-year Treasury yield again was approaching its March low of 1.30 percent and closed at 1.33 percent.

Performance and Portfolio Strategy

For the 12-month period ended May 31, 2003, the Fund returned 3.40 percent versus 5.65 percent for the Lehman Brothers U.S. Government Bond Index (1-3 Year) and 5.68 percent for the Lipper Short U.S. Treasury Funds Average. These figures assume the reinvestment of all distributions. Past performance is no guarantee of future results. The Fund, which invests in Treasury securities, benefited from slower economic growth and a declining-interest-rate environment.

Morgan Stanley Limited Duration U.S. Treasury Trust

Letter to the Shareholders May 31, 2003 continued

During the period, the interest-rate sensitivity of the Fund was reduced as interest rates fell to levels that were consistent with an exceedingly slow return to normal economic growth. The interest-rate sensitivity of the Fund was reduced moderately in mid-July 2002 when the two-year yield was near 2.54 percent and there were several subsequent reductions through March 2003, as the two-year yield approached 1.50 percent. Having a low interest-rate sensitivity in a declining interest rate environment penalized the Fund's relative performance. In addition, although investing exclusively in Treasury securities is tax efficient for many shareholders, it does result in a modest yield handicap relative to the Lehman Index.

At the end of the fiscal year the Fund was fully invested in Treasuries, as mandated by its prospectus, with a weighted-average modified duration of approximately 0.85 years compared with 1.67 years for the Lehman Index.

We appreciate your ongoing support of Morgan Stanley Limited Duration U.S. Treasury Trust and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Limited Duration U.S. Treasury Trust

Fund Performance May 31, 2003

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns – Period Ended May 31, 2003

1 Year	3.40	% (1)
5 Years	4.95	% (1)
10 Years	4.75	% (1)

(1)	Figure shown assumes reinvestment of all distributions. There is no sales charge.
(2)	Closing value assuming a complete redemption on May 31, 2003.
(3)	The Lehman Brothers 1-3 Year U.S. Government Bond Index is a sub-index of the Lehman Brothers Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. The Index is unmanaged and should not be considered an investment. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(4)	The Lipper Short U.S. Treasury Fund Average tracks the performance of all funds in the Lipper Short U.S. Treasury Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

Morgan Stanley Limited Duration U.S. Treasury Trust

Portfolio of Investments May 31, 2003

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Obligations (93.2%)
	U.S. Treasury Bond (15.9%)
$165,000	05/31/04	3.25%	$168,441,735
	U.S. Treasury Notes (77.3%)
52,000	06/30/04	2.875	52,962,832
40,000	11/30/03 – 01/31/04	3.00	40,449,615
5,000	12/31/03	3.25	5,061,720
149,800	02/15/04	4.75	153,585,895
174,500	08/15/03	5.75	176,149,549
18,000	11/15/04	5.875	19,208,664
45,000	08/15/04	6.00	47,599,785
30,000	05/15/05	6.75	33,150,000
186,000	08/15/04.	7.25	199,543,032
80,000	11/15/04	7.875	87,659,360
			815,370,452
	Total U.S. Government Obligations (Cost $978,150,341)		983,812,187
	Short-Term Investments (a) (5.4%)
	U.S. Government Obligations
	U.S. Treasury Bills
1,300	06/19/03	1.01	1,299,307
2,000	08/21/03	1.015	1,995,489
1,500	06/05/03	1.035	1,499,784
5,500	07/10/03	1.064	5,493,498
1,600	08/21/03	1.07	1,596,196
3,600	07/03/03 – 08/07/03	1.075	3,595,073
3,300	08/21/03	1.095	3,291,970
2,500	08/21/03	1.10	2,493,889
1,900	06/19/03	1.115	1,898,882
300	08/07/03	1.135	299,376
2,100	06/19/03	1.14	2,098,736
9,700	06/19/03 – 07/24/03	1.15	9,690,691
9,200	07/03/03 – 07/24/03	1.155	9,188,508
2,000	07/10/03	1.16	1,997,422
2,400	07/24/03	1.165	2,395,806
1,400	07/10/03	1.175	1,398,172
880	07/17/03	1.185	878,639
5,000	07/17/03	1.21	4,992,101
1,000	07/03/03	1.225	998,877
	Total Short-Term Investments (Cost $57,103,541)		57,102,416
	Total Investments (Cost $1,035,253,882) (b)	98.6%	1,040,914,603
	Other Assets in Excess of Liabilities	1.4	14,253,640
	Net Assets	100.0%	$1,055,168,243

(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	The aggregate cost for federal income tax purposes is $1,053,020,285. The aggregate gross unrealized appreciation is $5,661,846 and the aggregate gross unrealized depreciation is $17,767,528, resulting in net unrealized depreciation of $12,105,682.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust

Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Investments in securities, at value (cost $1,035,253,882)	$1,040,914,603
Cash	98,476
Receivable for:
Interest	14,063,164
Shares of beneficial interest sold	3,461,930
Prepaid expenses	44,206
Total Assets	1,058,582,379
Liabilities:
Payable for:
Shares of beneficial interest redeemed	2,374,844
Distribution fee	310,160
Investment management fee	310,160
Dividends to shareholders	239,021
Accrued expenses	179,951
Total Liabilities	3,414,136
Net Assets	$1,055,168,243
Composition of Net Assets:
Paid-in-capital	$1,075,241,851
Net unrealized appreciation	5,660,721
Dividends in excess of net investment income	(17,497,711)
Accumulated net realized loss	(8,236,618)
Net Assets	$1,055,168,243
Net Asset Value Per Share, 106,993,255 shares outstanding (unlimited shares authorized of $.01 par value)	$9.86

Statement of Operations

For the year ended May 31, 2003

Net Investment Income:
Interest Income	$18,625,427
Expenses
Investment management fee	3,004,794
Distribution fee	1,772,845
Transfer agent fees and expenses	524,789
Registration fees	144,394
Professional fees	82,949
Shareholder reports and notices	55,992
Custodian fees	22,418
Trustees' fees and expenses	18,749
Other	27,583
Total Expenses	5,654,513
Less: expense offset	(3,015)
Net Expenses	5,651,498
Net Investment Income	12,973,929
Net Realized and Unrealized Gain:
Net realized gain	8,029,414
Net change in unrealized appreciation	3,630,886
Net Gain	11,660,300
Net Increase	$24,634,229

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED MAY 31, 2003	FOR THE YEAR ENDED MAY 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$12,973,929	$11,505,667
Net realized gain	8,029,414	5,979,448
Net change in unrealized appreciation	3,630,886	833,469
Net Increase	24,634,229	18,318,584
Dividends to shareholders from net investment income	(32,804,696)	(21,061,083)
Net increase from transactions in shares of beneficial interest	515,064,282	242,820,165
Net Increase	506,893,815	240,077,666
Net Assets:
Beginning of period	548,274,428	308,196,762
End of Period (Including dividends in excess of net investment income of $17,497,711 and $5,462,000, respectively)	$1,055,168,243	$548,274,428

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust

Notes to Financial Statements May 31, 2003

1. Organization and Accounting Policies

Morgan Stanley Limited Duration U.S. Treasury Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is current income, preservation of principal and liquidity. The Fund seeks to achieve its objective by investing its assets in U.S. Treasury securities backed by the full faith and credit of the U.S. Government. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation; (2) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley Limited Duration U.S. Treasury Trust

Notes to Financial Statements May 31, 2003 continued

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended May 31, 2003, the annual rate of the distribution fee was 0.21%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended May 31, 2003 aggregated $1,094,144,666 and $611,095,155, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2003, the Fund had transfer agent fees and expenses payable of $3,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended May 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,657. At May 31, 2003, the Fund had an accrued pension liability of $53,841 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MAY 31, 2003		FOR THE YEAR ENDED MAY 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	107,513,267	$1,070,260,730	70,301,771	$700,442,174
Reinvestment of dividends	2,319,158	23,054,596	1,453,115	14,474,442
	109,832,425	1,093,315,326	71,754,886	714,916,616
Redeemed	(58,145,741)	(578,251,044)	(47,381,249)	(472,096,451)
Net increase	51,686,684	$515,064,282	24,373,637	$242,820,165

Morgan Stanley Limited Duration U.S. Treasury Trust

Notes to Financial Statements May 31, 2003 continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	For the year Ended May 31, 2003	For the Year Ended May 31, 2002
Ordinary income	$32,699,323	$21,035,571

As of May 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$413,118
Undistributed long-term gains	—
Net accumulated earnings	413,118
Capital loss carryforward*	(8,029,198)
Post-October losses	(58,984)
Temporary differences	(292,862)
Net unrealized depreciation	(12,105,682)
Total accumulated losses	$(20,073,608)

* As of May 31, 2003, the Fund had a net capital loss carryforward of $8,029,198 of which $6,270,957 will expire on May 31, 2004, $332,823 will expire on May 31, 2005, $245,400 will expire on May 31, 2006, $22,291 will expire on May 31, 2007, $861,334 will expire on May 31, 2008 and $296,393 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, book amortization of premiums on debt securities, a non-deductible expense and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $9,418,078, dividends in excess of net investment income was credited $7,795,056 and accumulated net realized loss was credited $1,623,022.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Limited Duration U.S. Treasury Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MAY 31
	2003	2002		2001	2000		1999

Selected Per Share Data:
Net asset value, beginning of period	$9.91	$9.96		$9.66	$9.90		$9.96
Income (loss) from investment operations:
Net investment income	0.25	0.39	(2)	0.56	0.51		0.50
Net realized and unrealized gain (loss)	0.08	0.10	(2)	0.30	(0.24)		(0.06)
Total income from investment operations	0.33	0.49		0.86	0.27		0.44
Less dividends from net investment income	(0.38)	(0.54)		(0.56)	(0.51)		(0.50)
Net asset value, end of period	$9.86	$9.91		$9.96	$9.66		$9.90
Total Return†	3.40%	5.02%		9.12%	2.83%		4.50%
Ratios to Average Net Assets:
Expenses	0.66%	0.70%		0.74%	0.80	%(1)	0.80%
Net investment income	1.51%	2.87	%(2)	5.66%	5.25%		4.95%
Supplemental Data:
Net assets, end of period, in thousands	$1,055,168	$548,274		$308,197	$267,933		$313,059
Portfolio turnover rate	85%	77%		236%	255%		164%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%
(2)	Effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change was to decrease net investment income per share by $0.24, increase net realized and unrealized gain or loss per share by $0.24 and decrease the ratio of net investment income to average net assets by 2.38%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

Morgan Stanley Limited Duration U.S. Treasury Trust

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Limited Duration U.S. Treasury Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration U.S. Treasury Trust (the "Fund"), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration U.S. Treasury Trust as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 8, 2003

2003 Federal Tax Notice (unaudited)

Of the Fund's ordinary income dividends paid during the fiscal year ended May 31, 2003, 100% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw Counsel to the Independent Trustees 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	123	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986); formerly Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985) and Vice Chairman, Huntsman Corporation (chemical company); member of the Utah Regional Advisory Board of Pacific Corp.	123	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.
Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw Counsel to the Independent Trustees 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	123	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	123	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; director/trustee of various investment companies managed by Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP (since July 2001); General Partner, Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	214	Director of various business organizations.

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly Chairman, Chief Executive Officer and Director of the Investment Manager, the Distributor and Morgan Stanley Services, Executive Vice President and Director of Morgan Stanley DW, Chairman and Director ofthe Transfer Agent, and Director and/or officer of various Morgan Stanley subsidiaries (until June 1998) and Chief Executive Officer of the Morgan Stanley Funds and the TCW/DW Term Trusts (until September 2002).	123	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since June 2000); Senior Advisor of Morgan Stanley(since August 2000); Director of the Distributor and Dean Witter Realty Inc.; Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services); previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	123	None
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	123	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	Each Trustee serves an indefinite term, until his or her successor is elected.
**	The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mitchell M. Merin (49) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management (since December 1998); President, Director (since April 1997) and Chief Executive Officer (since June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor (since June 1998); Chairman (since June 1998) and Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May 1999) of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Trustee (since December 1999) and President and Chief Executive Officer (since October 2002) of the Van Kampen Open-End Funds and President and Chief Executive Officer (since December 2002) of the Van Kampen Closed-End Funds; previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice President of the Distributor (April 1997-June 1998), Chief Executive Officer (September 2002-April 2003) and Vice President (May 1997-April 1999) of the Morgan Stanley Funds and the TCW/DW Term Trusts, and Executive Vice President of Morgan Stanley.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Managing Director, Chief Administrative Officer and Director (since February 1999) of the Investment Manager and Morgan Stanley Services, Chief Executive Officer and Director of the Transfer Agent and Executive Vice President and Principal Executive Officer of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since April 2003); previously Managing Director of the TCW Group Inc.
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President, Secretary and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President, Secretary and General Counsel of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since February 1997); Managing Director, Director and Secretary of the Distributor; previously, Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997 – December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent; Chief Investment Officer of the Van Kampen Funds.
Francis Smith (37) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President and Chief Financial Officer	Since September 2002	Vice President and Chief Financial Officer of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since September 2002); Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998–August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer	Since April 1989	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.

**	Each Officer serves an indefinite term, until his or her successor is elected.

Trustees
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

Officers
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President
Ronald E. Robison
Executive Vice President and Principal Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Francis Smith
Vice President and Chief Financial Officer
Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Trust
Harborside Financial Center – Plaza Two
Jersey City, New Jersey 07311

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

Morgan Stanley

38575RPT-11439F03-AP-6/03

Morgan Stanley

Morgan Stanley Limited Duration U.S. Treasury Trust

Annual Report
May 31, 2003

Item 9 - Controls and Procedures

     The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust

Ronald E. Robison
Principal Executive Officer
July 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley Limited
Duration U.S. Treasury Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: July 22, 2003

                                           Ronald E. Robison

                                           Principal Executive Officer

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley Limited
Duration U.S. Treasury Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: July 22, 2003

                                         Francis Smith

                                         Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Duration U.S. Treasury Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 22, 2003                             Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Duration U.S. Treasury Trust and will be retained by Morgan Stanley Limited Duration U.S. Treasury Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Duration U.S. Treasury Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 22, 2003                            Francis Smith
                                               Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Duration U.S. Treasury Trust and will be retained by Morgan Stanley Limited Duration U.S. Treasury Trust and furnished to the Securities and Exchange Commission or its staff upon request.